Provisions (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of provisions [text block] [Abstract]
Schedule of provisions
Dilapidation Provisions
£’000

At December 31, 2021	3,363

Acquisition of subsidiaries	275
Recognised during the period	525

4,163

Current	-

Non-current	4,163